Employee Benefits (Details) - Schedule of defined contribution plan in respect of its employees - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of defined contribution plan in respect of its employees [Abstract]
Amount recognized as expense in respect of defined contribution plan	$ 291	$ 197	$ 136